Earnings (Loss) per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 76,386	$ 60,641	$ 130,422	$ 237,196
Preferred share dividends Series D	0	(1,924)	0	(3,848)
Preferred share dividends Series E	(2,744)	(2,743)	(5,488)	(5,486)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Deemed dividend on redeemable Series D preferred shares	0	(3,256)	0	(3,256)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 69,636	$ 48,712	$ 116,922	$ 216,594
Denominator
Weighted average number of shares, diluted	29,505,603	29,505,603	29,505,603	29,505,603
Weighted average number of shares, basic	29,505,603	29,505,603	29,505,603	29,505,603
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 2.36	$ 1.65	$ 3.96	$ 7.34
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 2.36	$ 1.65	$ 3.96	$ 7.34